Segment Information (Schedule Of Segment Reporting Information) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Interest expense total														$ 77,589	$ 83,001
Revenues from unaffiliated customers													1,795,067	1,769,120	1,841,250
Intersegment sales													92,121	61,251	52,574
Total operating revenues	517,651	352,592	388,505	628,440	468,112	307,683	385,825	668,751	498,805	317,509	387,648	689,862	1,887,188	1,830,371	1,893,824
Interest revenue													485	194	271
Interest expense													69,602	75,677	75,270
Depreciation and amortization													200,469	190,463	190,082
Income tax expense													63,303	54,925	44,917
Segment net income													112,287	103,877	87,482
Segment assets	4,276,007				3,984,193				3,906,292				4,276,007	3,984,193	3,906,292
Capital expenditures													380,991	215,439	216,985
Gas Operations [Member]
Segment Reporting Information [Line Items]
Interest expense total														77,025	81,822
Revenues from unaffiliated customers													1,403,366	1,511,907	1,614,843
Total operating revenues													1,403,366	1,511,907	1,614,843
Interest revenue													465	158	189
Interest expense													68,777
Depreciation and amortization													175,253	170,456	166,850
Income tax expense													49,576	47,073	40,451
Segment net income													91,420	91,382	79,420
Segment assets	4,048,613				3,845,111				3,782,913				4,048,613	3,845,111	3,782,913
Capital expenditures													305,542	188,379	212,919
Construction Services [Member]
Segment Reporting Information [Line Items]
Interest expense total														564	1,179
Revenues from unaffiliated customers													391,701	257,213	226,407
Intersegment sales													92,121	61,251	52,574
Total operating revenues													483,822	318,464	278,981
Interest revenue													20	36	82
Interest expense													825
Depreciation and amortization													25,216	20,007	23,232
Income tax expense													13,727	7,852	4,466
Segment net income													20,867	12,495	8,062
Segment assets	227,394				139,082				124,755				227,394	139,082	124,755
Capital expenditures													$ 75,449	$ 27,060	$ 4,066